Note 7 - Risk Management -Liquidity Risk - Sources Of Encumbrance (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pledged Liabilities Book Value [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	€ 131,352,000,000	€ 124,252,000,000	€ 113,498,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	147,523,000,000	135,500,000,000	131,172,000,000
Derivatives [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	16,611,000,000	19,066,000,000	8,972,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	16,348,000,000	20,004,000,000	11,036,000,000
Deposits [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	98,668,000,000	87,906,000,000	85,989,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	111,726,000,000	94,240,000,000	97,361,000,000
Outstanding Subordinated Debt [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	16,073,000,000	17,280,000,000	18,538,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	19,449,000,000	21,256,000,000	22,775,000,000
Other [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	653,000,000	449,000,000	3,972,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 5,202,000,000	€ 4,788,000,000	€ 4,330,000,000